Subsequent events (Additional Information) (Details) $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended
	Apr. 10, 2018 USD ($) $ / shares shares	Jan. 05, 2017 shares	Mar. 15, 2016 shares	Apr. 18, 2018 USD ($) $ / shares	Feb. 22, 2018 USD ($) shares	Feb. 22, 2018 HKD ($) shares	Apr. 28, 2017 shares	Dec. 31, 2017
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants		190,000
Stock Issued During Period, Shares, Acquisitions			1,162,305				1,500,000
Debt Instrument, Interest Rate, Stated Percentage								5.00%
Subsequent Events [Member]
Subsequent Event [Line Items]
Ordinary shares issued to employees, directors and consultants	180,000
Grant date fair value for ordinary shares issued to independent directors and certain employees | $ / shares	$ 1.08
Compensation expense | $	$ 194
Debt Instrument, Term				5 years
Proceeds from Notes Payable | $				$ 5,779,602
Debt Instrument, Interest Rate, Stated Percentage				2.50%
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 1.50
Subsequent Events [Member] | Hau Fook Street Limited [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred					$ 3,300	$ 26.1
Stock Issued During Period, Shares, Acquisitions					2,935,223	2,935,223